UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2019

Gregory F. Niland

Capital World Growth and Income Fund

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital World Growth and Income Fund®
Semi-annual report for the six months ended May 31, 2019

Global flexibility:
following opportunity
anywhere

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

Capital World Growth and Income Fund seeks to provide you with long-term growth of capital while providing current income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2019 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–2.80%	4.44%	9.22%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.76% for Class A shares as of the prospectus dated February 1, 2019 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of June 30, 2019, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.65%.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Global stocks rose modestly during the first half of the fiscal year, supported by accommodative monetary policy in the U.S., Europe and China, and solid economic data in the U.S. Deteriorating trade relations between the U.S. and China triggered bouts of market volatility throughout the period.

For the six months ended May 31, 2019, Capital World Growth and Income Fund generated a total return of 2.87%. Over the same period, the MSCI ACWI (All Country World Index), the fund’s primary benchmark, returned 1.40%. The index measures the results of more than 40 developed and emerging equity markets. By way of comparison, the Lipper Global Funds Index, a peer group measure, rose 0.65%.

The fund aims to provide investors with both current income and long-term growth of capital. For the period, dividend payments totaled 49.5 cents a share. This amounted to an income return of 1.06% for investors who reinvested dividends. Investors also received a capital gains distribution of $2.12 a share paid in December.

A rocky start, then a shift in central bank policy

The fiscal year began amid a market downturn, as equity prices were pressured by rising interest rates and slowing economic growth. Trade tensions between the U.S. and China flared up in December after the arrest of a senior executive at Chinese telecommunications giant Huawei. By the start of 2019, however, global equities rebounded as the U.S. Federal Reserve and other central banks around the world

Results at a glance

For periods ended May 31, 2019, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 3/26/93)

Capital World Growth and Income Fund (Class A shares)	2.87%	–3.76%	4.59%	9.12%	10.10%
MSCI ACWI (All Country World Index)*	1.40	–1.29	5.22	9.39	7.14
Lipper Global Funds Index†	0.65	–3.09	4.69	9.04	7.17

*	Results for the MSCI ACWI reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets. It is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Source: MSCI.
†	Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Source: Thomson Reuters Lipper.

Capital World Growth and Income Fund	1

signaled that they would take steps to keep interest rates low to help bolster growth. In the closing weeks of the period, volatility resurfaced following setbacks in global trade negotiations.

European equities rebounded amid signs that the European Central Bank would launch new stimulus measures. Turmoil surrounding the U.K.’s departure from the European Union continued to weigh on the continent’s outlook. In the closing days of the period, British Prime Minister Theresa May announced her resignation after repeated failures to get a Brexit agreement approved by Parliament. Eurozone GDP growth rose at a year-over-year rate of 1.2% during the first quarter, in line with the previous quarter. The strengthening of the U.S. dollar versus the euro during the period tempered returns for U.S.-based investors. For the six months the MSCI EU Index rose 2.75%.*

Japanese equity prices slid 3.08% for U.S. investors, as the escalation of trade issues took a toll on leading Japanese exporters. Exports declined for a fourth consecutive month in March, as demand from China slowed, and manufacturing remained weak. However, the economy grew at an annualized 2.1% during the first quarter. Japan’s central bank said it will keep ultra-low interest rates in place until at least the spring of 2020.

In emerging markets, Chinese stocks slipped 1.76%, weighed down by the rising trade tensions with the U.S. Equity market volatility was particularly acute in May as the U.S. increased tariffs on $200 billion of Chinese goods (including computers, clothing and shoes). China retaliated with its own tariffs shortly thereafter. Weaker than expected economic data also weighed on equity prices.

U.S. equities ended modestly positive thanks in part to the less aggressive tone struck by the Fed and other central banks. Economic data was solid as first quarter GDP rose 3.1%, helped by exports and inventory accumulation.

Inside the portfolio

The fund received some of its strongest contributions from select holdings in the consumer discretionary sector. British online grocery retailer Ocado Group surged 42.67% and French luxury goods retailer LVMH Möet Hennessy Louis Vuitton gained 31.66%, aided by strong demand from Chinese consumers.

Favorable stock selection among financial and energy companies also supported the fund’s positive result, even as the broader financial and energy sectors declined for the six months. Royal Dutch Shell, the fund’s fifth-largest position, posted a 2.76% gain. India’s Kotak Mahindra Bank rose 23.35% on increasing profits, strong loan growth and credit quality, and Hong Kong-domiciled life insurer AIA Group advanced 14.22%.

*	Unless otherwise noted, country stock returns are based on MSCI indexes, expressed in U.S. dollars and assume the reinvestment of dividends. Results reflect dividends net of withholding taxes.

2	Capital World Growth and Income Fund

Where the fund’s assets are invested1

(percent invested by country of domicile)

	Capital World Growth and Income Fund	MSCI All Country World Index[2]

Europe	26.2%	19.7%
United Kingdom	8.4	5.1
France	4.7	3.4
Switzerland	4.0	2.8
Germany	2.3	2.6
Spain	2.0	.9
Netherlands	1.5	1.1
Russian Federation	1.3	.5
Other Europe	2.0	3.3

Asia/Pacific	17.0	19.7
China	4.1	3.7
Japan	3.6	7.3
South Korea	3.0	1.4
Hong Kong	2.4	1.2
India	1.8	1.1
Taiwan	1.1	1.3
Other Asia/Pacific	1.0	3.7

The Americas	49.4	59.4
United States	44.9	55.0
Canada	2.2	3.1
Brazil	2.1	.9
Other Americas	.2	.4

Other	.3	1.2

Bonds, notes & other debt instruments, short-term securities & other assets less liabilities[3]	7.1	—

Total	100.0%	100.0%

[1]	Percent of net assets by country as of May 31, 2019.
[2]	The MSCI All Country World Index is weighted by market capitalization.
[3]	Cash and equivalents includes short-term securities, accrued income and other assets less liabilities. It may also include investments in money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

Capital World Growth and Income Fund	3

Several holdings of drug and managed-care stocks declined on investor worries about proposals to expand U.S. government control of the health care industry. No. 2 holding AbbVie slid 18.63%, after earnings and revenue disappointed market forecasts. Lead drug Humira was the prime reason behind AbbVie’s disappointing revenue guidance, as the company forecast international sales of the drug to fall by 30% in 2019 due to biosimilar competition. No. 4 holding UnitedHealth Group declined 14.06% and Swiss drugmaker Novartis, the fund’s ninth-largest investment, declined 5.92%.

Results for investments in communication services and information technology companies were mixed. With respect to the former, shares of No. 6 holding Alphabet slipped 0.28%, but No. 7 Facebook surged 26.21% and Netflix, the fund’s eighth-largest investment, rose 19.97% as the company’s strategy to invest in original content continued to drive growth. Semiconductor maker Broadcom Inc., the fund’s top investment, rose 5.99% after the company reaffirmed its full year forecasts. No. 3 position Microsoft gained 11.53% on strong results at its cloud computing unit.

Elsewhere among the fund’s top 10 investments, British American Tobacco declined 0.50%, pressured by competition from vaping devices and a possible crackdown on menthol in cigarettes. French airplane manufacturer Airbus SE rose 19.35% after the company raised its guidance for plane deliveries and operating profit for 2019. There was also a positive reaction to its decision to discontinue production of its loss-making A380 passenger plane.

Largest equity holdings

(as of May 31, 2019)

Company	Country of domicile	Percent of net assets	Six-month return*

Broadcom Inc.	United States	2.4	5.99%
AbbVie	United States	2.0	–18.63
Microsoft	United States	2.0	11.53
UnitedHealth Group	United States	1.6	–14.06
Royal Dutch Shell†	United Kingdom	1.6	2.76
Alphabet†	United States	1.6	–0.28
Facebook	United States	1.6	26.21
Netflix	United States	1.5	19.97
Novartis	Switzerland	1.4	–5.92
British American Tobacco	United Kingdom	1.4	–0.50

*	Returns shown are on a share price basis.
†	Six-month return for Royal Dutch Shell and Alphabet represents Class A shares only.

4	Capital World Growth and Income Fund

Looking forward

Given that a number of economic and geopolitical challenges loom on the horizon, we are taking a cautious approach to global equity markets. Although the U.S. economy appears to be in solid shape in the near- to mid-term, external growth remains weak. And new tariffs imposed by the U.S. and China effectively serve as a tax on consumers. What’s more, with the U.S. budget deficit soaring and interest rates historically low, the U.S. has fewer levers to pull when the next downturn eventually occurs.

The pronounced volatility in December and May serve as an important reminder of the potential value of dividend-paying stocks, which have tended to hold up better during challenging markets. This resilience could prove to be important in the coming months, given the likelihood of continued volatility. The valuation gap between quality dividend-paying companies and growth-oriented shares is wider than we have seen in many years. While we believe many growth-oriented companies in the U.S. continue to offer solid long-term value, we believe we are finding more attractive investment opportunities in Asia than in the U.S., particularly among value-oriented dividend-paying companies.

As always, we remain focused on the long-term picture, and we feel, therefore, that we are well-positioned to tolerate periods of short-term market volatility and even use them as buying opportunities.

We thank you for your continued support of Capital World Growth and Income Fund and look forward to reporting to you at the close of the fiscal year.

Cordially,

Mark E. Denning
Co-President

Sung Lee
Co-President

July 12, 2019

For current information about the fund, visit americanfunds.com.

Capital World Growth and Income Fund	5

Summary investment portfolio May 31, 2019	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	44.92%
Eurozone*	11.69
United Kingdom	8.43
China	4.14
Switzerland	3.96
Japan	3.56
South Korea	3.03
Hong Kong	2.38
Canada	2.26
Other countries	8.53
Bonds, notes & other debt instruments, short-term securities & other assets less liabilities	7.10
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands, Portugal and Spain.

Common stocks 91.96%	Shares	Value (000)
Information technology 14.71%
Broadcom Inc.	8,773,398	$2,207,738
Microsoft Corp.	14,567,500	1,801,708
Samsung Electronics Co., Ltd.[1]	29,752,000	1,056,120
Intel Corp.	23,167,000	1,020,275
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	131,556,000	974,422
Mastercard Inc., Class A	3,304,072	830,941
ASML Holding NV1	3,520,428	663,369
Micron Technology, Inc.[2]	15,865,706	517,381
SK hynix, Inc.[1]	9,050,000	491,677
Other securities		3,986,628
		13,550,259

Health care 12.65%
AbbVie Inc.	23,578,216	1,808,685
UnitedHealth Group Inc.	6,095,250	1,473,832
Novartis AG1	14,986,000	1,287,042
Abbott Laboratories	14,086,400	1,072,398

6	Capital World Growth and Income Fund

	Shares	Value (000)
Thermo Fisher Scientific Inc.	2,983,000	$796,401
Amgen Inc.	4,465,689	744,430
Stryker Corp.	3,123,500	572,350
Gilead Sciences, Inc.	7,633,202	475,167
Other securities		3,421,998
		11,652,303

Financials 12.36%
AIA Group Ltd.[1]	122,014,896	1,143,083
CME Group Inc., Class A	5,892,980	1,132,159
Prudential PLC[1]	39,023,799	777,608
Kotak Mahindra Bank Ltd.[1]	35,452,279	774,523
Zurich Insurance Group AG1	2,275,377	737,237
HDFC Bank Ltd.[1,2]	13,580,526	473,097
HDFC Bank Ltd. (ADR)	540,900	67,158
JPMorgan Chase & Co.	5,032,500	533,244
Barclays PLC[1]	267,814,415	506,195
Other securities		5,242,462
		11,386,766

Consumer discretionary 10.18%
Amazon.com, Inc.[2]	511,900	908,658
LVMH Moët Hennessy-Louis Vuitton SE1	2,323,700	880,421
Home Depot, Inc.	4,548,500	863,533
Ocado Group PLC[1,2,3]	41,916,497	633,849
Alibaba Group Holding Ltd. (ADR)[2]	4,024,400	600,682
Hyundai Motor Co.[1]	4,636,913	523,078
Other securities		4,970,175
		9,380,396

Communication services 8.47%
Alphabet Inc., Class A2	696,700	770,898
Alphabet Inc., Class C2	600,917	663,190
Facebook, Inc., Class A2	8,066,000	1,431,473
Netflix, Inc.[2]	4,062,540	1,394,589
Other securities		3,546,514
		7,806,664

Industrials 7.93%
Airbus SE, non-registered shares[1]	9,276,270	1,192,001
Lockheed Martin Corp.	1,908,000	645,934
CSX Corp.	8,128,860	605,356
Other securities		4,863,823
		7,307,114

Energy 6.94%
Royal Dutch Shell PLC, Class B1	27,078,000	844,326
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	18,441,110	574,597
Royal Dutch Shell PLC, Class B (ADR)	344,800	21,674
Royal Dutch Shell PLC, Class A (ADR)	45,689	2,824
Royal Dutch Shell PLC, Class A (EUR denominated)[1]	15,502	481
Canadian Natural Resources, Ltd. (CAD denominated)	26,740,148	722,317
Canadian Natural Resources, Ltd.	1,467,000	39,594
EOG Resources, Inc.	6,113,800	500,598

Capital World Growth and Income Fund	7

Common stocks (continued)	Shares	Value (000)
Energy (continued)
TC Energy Corp.	10,171,909	$495,877
Other securities		3,186,214
		6,388,502

Consumer staples 6.75%
British American Tobacco PLC[1]	31,436,430	1,091,280
British American Tobacco PLC (ADR)	5,435,983	188,466
Nestlé SA1	11,537,713	1,145,896
Altria Group, Inc.	17,075,500	837,724
Philip Morris International Inc.	6,523,500	503,158
Other securities		2,455,011
		6,221,535

Materials 4.13%
Vale SA, ordinary nominative	53,808,253	671,926
Vale SA, ordinary nominative (ADR)	25,358,312	316,218
Rio Tinto PLC[1]	10,712,000	615,397
Other securities		2,202,565
		3,806,106

Utilities 4.05%
Other securities		3,729,686

Real estate 3.79%
American Tower Corp. REIT	2,563,000	535,077
Other securities		2,956,399
		3,491,476

Total common stocks (cost: $68,739,781,000)		84,720,807

Preferred securities 0.84%
Financials 0.43%
Other securities		399,902

Other 0.41%
Other securities		376,809

Total preferred securities (cost: $664,867,000)		776,711

Convertible stocks 0.10%
Other 0.10%
Other securities		90,865

Total convertible stocks (cost: $83,134,000)		90,865

Bonds, notes & other debt instruments 0.58%	Principal amount (000)
Corporate bonds & notes 0.37%
Other securities		338,644

8	Capital World Growth and Income Fund

	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.18%
Other securities		$164,877

U.S. Treasury bonds & notes 0.03%
U.S. Treasury 0.03%
Other securities		29,897

Total bonds, notes & other debt instruments (cost: $520,334,000)		533,418

Short-term securities 6.19%	Shares
Money market investments 5.97%
Capital Group Central Cash Fund	55,001,428	5,500,143

Other short-term securities 0.22%
Other securities		200,940

Total short-term securities (cost: $5,720,086,000)		5,701,083
Total investment securities 99.67% (cost: $75,728,202,000)		91,822,884
Other assets less liabilities 0.33%		300,248

Net assets 100.00%		$92,123,132

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities (with an aggregate value of $52,575,000, which represented .06% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Forward currency contracts

Contract amount				Unrealized appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 5/31/2019 (000)
USD182,690	GBP140,000	HSBC Bank	6/13/2019	$5,575

Capital World Growth and Income Fund	9

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the six months ended May 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Common stocks 0.97%
Consumer discretionary 0.69%
Ocado Group PLC[1,2]	41,916,497	—	—	41,916,497
Communication services 0.28%
LG Uplus Corp.[1]	14,130,300	8,289,675	475,590	21,944,385

	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 5/31/2019 (000)
Common stocks 0.97%
Consumer discretionary 0.69%
Ocado Group PLC[1,2]	$—	$189,564	$—	$633,849
Communication services 0.28%
LG Uplus Corp.[1]	(1,181)	(86,985)	6,579	256,707
Total 0.97%	$(1,181)	$102,579	$6,579	$890,556

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $38,680,529,000, which represented 41.99% of the net assets of the fund. This amount includes $38,479,930,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

GBP = British pounds

USD/$ = U.S. dollars

See notes to financial statements

10	Capital World Growth and Income Fund

Financial statements

Statement of assets and liabilities	unaudited
at May 31, 2019	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $75,224,857)	$90,932,328
Affiliated issuers (cost: $503,345)	890,556	$91,822,884
Cash		6,984
Cash denominated in currencies other than U.S. dollars (cost: $55,445)		55,612
Unrealized appreciation on open forward currency contracts		5,575
Receivables for:
Sales of investments	320,866
Sales of fund’s shares	67,661
Dividends and interest	288,963
Other	890	678,380
		92,569,435
Liabilities:
Payables for:
Purchases of investments	294,920
Repurchases of fund’s shares	56,453
Investment advisory services	30,058
Services provided by related parties	24,774
Trustees’ deferred compensation	1,660
Non-U.S. taxes	36,942
Other	1,496	446,303
Net assets at May 31, 2019		$92,123,132

Net assets consist of:
Capital paid in on shares of beneficial interest		$75,723,392
Total distributable earnings		16,399,740
Net assets at May 31, 2019		$92,123,132

See notes to financial statements

Capital World Growth and Income Fund	11

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,988,746 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$49,489,504	1,067,479		$46.36
Class C	1,781,106	38,900		45.79
Class T	10	—	*	46.36
Class F-1	3,245,589	70,183		46.24
Class F-2	8,861,198	191,299		46.32
Class F-3	3,582,583	77,268		46.37
Class 529-A	3,293,219	71,305		46.19
Class 529-C	417,174	9,074		45.97
Class 529-E	116,156	2,519		46.11
Class 529-T	11	—	*	46.35
Class 529-F-1	172,934	3,740		46.23
Class R-1	178,191	3,887		45.84
Class R-2	707,885	15,489		45.70
Class R-2E	61,088	1,324		46.15
Class R-3	1,561,413	33,940		46.01
Class R-4	1,508,164	32,620		46.23
Class R-5E	56,359	1,218		46.29
Class R-5	745,032	16,062		46.39
Class R-6	16,345,516	352,439		46.38

*	Amount less than one thousand.

See notes to financial statements

12	Capital World Growth and Income Fund

Statement of operations	unaudited
for the six months ended May 31, 2019	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $87,625; also includes $6,579 from affiliates)	$1,337,717
Interest (net of non-U.S. taxes of $203)	103,184	$1,440,901
Fees and expenses*:
Investment advisory services	172,127
Distribution services	91,338
Transfer agent services	42,051
Administrative services	13,060
Reports to shareholders	1,179
Registration statement and prospectus	2,934
Trustees’ compensation	361
Auditing and legal	54
Custodian	4,285
Other	1,597
Total fees and expenses before reimbursements	328,986
Less transfer agent services reimbursements	1
Total fees and expenses after reimbursements		328,985
Net investment income		1,111,916

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments (net of non-U.S. taxes of $55):
Unaffiliated issuers	(12,928)
Affiliated issuers	(1,181)
Forward currency contracts	1,655
Currency transactions	(11,036)	(23,490)
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $28,154):
Unaffiliated issuers	1,384,225
Affiliated issuers	102,579
Forward currency contracts	1,497
Currency translations	2,501	1,490,802
Net realized loss and unrealized appreciation		1,467,312

Net increase in net assets resulting from operations		$2,579,228

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements

Capital World Growth and Income Fund	13

Statements of changes in net assets
(dollars in thousands)

	Six months ended May 31, 2019*	Year ended November 30, 2018
Operations:
Net investment income	$1,111,916	$2,170,583
Net realized (loss) gain	(23,490)	4,130,139
Net unrealized appreciation (depreciation)	1,490,802	(9,775,573)
Net increase (decrease) in net assets resulting from operations	2,579,228	(3,474,851)

Distributions paid to shareholders	(5,051,258)	(6,411,671)

Net capital share transactions	2,565,969	4,504,986

Total increase (decrease) in net assets	93,939	(5,381,536)

Net assets:
Beginning of period	92,029,193	97,410,729
End of period	$92,123,132	$92,029,193

*	Unaudited.

See notes to financial statements

14	Capital World Growth and Income Fund

Notes to financial statements	unaudited

1. Organization

Capital World Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital while providing current income.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting

Capital World Growth and Income Fund	15

principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

16	Capital World Growth and Income Fund

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Capital World Growth and Income Fund	17

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are

18	Capital World Growth and Income Fund

based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$9,262,954	$4,287,305	$—	$13,550,259
Health care	8,928,241	2,724,062	—	11,652,303
Financials	3,530,897	7,855,869	—	11,386,766
Consumer discretionary	4,760,821	4,619,575	—	9,380,396
Communication services	5,779,970	2,026,694	—	7,806,664
Industrials	3,671,851	3,635,263	—	7,307,114
Energy	3,240,955	3,147,547	—	6,388,502
Consumer staples	2,549,006	3,672,529	—	6,221,535
Materials	1,933,491	1,872,615	—	3,806,106
Utilities	1,037,606	2,692,080	—	3,729,686
Real estate	1,597,628	1,893,848	—	3,491,476
Preferred securities	523,569	253,142	—	776,711
Convertible stocks	90,865	—	—	90,865
Bonds, notes & other debt instruments	—	533,418	—	533,418
Short-term securities	5,500,143	200,940	—	5,701,083
Total	$52,407,997	$39,414,887	$—	$91,822,884

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$5,575	$—	$5,575

*	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Capital World Growth and Income Fund	19

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

20	Capital World Growth and Income Fund

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $196,420,000.

Capital World Growth and Income Fund	21

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of forward currency contracts as of, or for the six months ended, May 31, 2019 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$5,575	Unrealized depreciation on open forward currency contracts	$—

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$1,655	Net unrealized appreciation on forward currency contracts	$1,497

Collateral — The fund participates in a collateral program due to its use of forward currency contracts that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

22	Capital World Growth and Income Fund

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of May 31, 2019, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
HSBC Bank	$5,575	$—	$(5,575)	$—	$—

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term

Capital World Growth and Income Fund	23

capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2018, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$542,637
Undistributed long-term capital gains	4,063,233
Post-October capital loss deferral*	(105,290)

*	This deferral is considered incurred in the subsequent year.

As of May 31, 2019, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$20,836,442
Gross unrealized depreciation on investments	(4,888,778)
Net unrealized appreciation on investments	15,947,664
Cost of investments	75,880,795

24	Capital World Growth and Income Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended May 31, 2019						Year ended November 30, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$525,481		$2,218,977		$2,744,458		$1,008,228		$2,675,586	$3,683,814
Class C	12,692		87,739		100,431		23,826		125,516	149,342
Class T	—	*	—	*	—	*	—	*	1	1
Class F-1	33,659		146,367		180,026		66,241		181,528	247,769
Class F-2	100,106		381,750		481,856		160,767		340,486	501,253
Class F-3	38,679		134,752		173,431		61,516		121,092	182,608
Class 529-A	33,408		145,725		179,133		62,696		169,951	232,647
Class 529-C	2,875		20,317		23,192		4,691		27,414	32,105
Class 529-E	1,096		5,437		6,533		2,057		6,539	8,596
Class 529-T	—	*	—	*	—	*	—	*	1	1
Class 529-F-1	1,949		7,551		9,500		3,092		7,127	10,219
Class R-1	1,255		8,470		9,725		2,276		11,125	13,401
Class R-2	4,981		33,604		38,585		9,034		44,360	53,394
Class R-2E	473		2,570		3,043		765		2,530	3,295
Class R-3	14,718		74,698		89,416		29,243		99,799	129,042
Class R-4	16,492		71,642		88,134		33,351		94,670	128,021
Class R-5E	524		1,777		2,301		497		679	1,176
Class R-5	12,918		49,358		62,276		26,310		61,406	87,716
Class R-6	186,724		672,494		859,218		309,376		637,895	947,271
Total	$988,030		$4,063,228		$5,051,258		$1,803,966		$4,607,705	$6,411,671

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.350% on such assets in excess of $115 billion. For the six months ended May 31, 2019, the investment advisory services fee was $172,127,000, which was equivalent to an annualized rate of 0.373% of average daily net assets.

Capital World Growth and Income Fund	25

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of May 31, 2019, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also

26	Capital World Growth and Income Fund

include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently Class A shares pay an administrative services fee at the annual rate of 0.01% of daily net assets and all other share classes pay a fee at the annual rate of 0.05% of their respective daily net assets. The fund’s board of trustees authorized effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the daily net assets attributable to each share class of the fund (which could increase as noted above) for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

Capital World Growth and Income Fund	27

For the six months ended May 31, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$61,703	$28,259		$2,504		Not applicable
Class C	9,337	1,084		472		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	4,093	2,306		823		Not applicable
Class F-2	Not applicable	4,615		2,183		Not applicable
Class F-3	Not applicable	82		826		Not applicable
Class 529-A	3,860	1,644		827		$1,093
Class 529-C	2,167	224		111		146
Class 529-E	294	32		30		40
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	85		43		57
Class R-1	925	94		46		Not applicable
Class R-2	2,745	1,263		183		Not applicable
Class R-2E	178	59		15		Not applicable
Class R-3	4,080	1,209		408		Not applicable
Class R-4	1,956	775		392		Not applicable
Class R-5E	Not applicable	35		13		Not applicable
Class R-5	Not applicable	257		255		Not applicable
Class R-6	Not applicable	28		3,929		Not applicable
Total class-specific expenses	$91,338	$42,051		$13,060		$1,336

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $361,000 in the fund’s statement of operations reflects $228,000 in current fees (either paid in cash or deferred) and a net increase of $133,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

28	Capital World Growth and Income Fund

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended May 31, 2019, the fund engaged in such purchase and sale transactions with related funds in the amounts of $714,447,000 and $2,300,309,000, respectively, which generated $20,973,000 of net realized losses from sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended May 31, 2019.

Capital World Growth and Income Fund	29

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended May 31, 2019

Class A	$1,124,311	24,399	$2,699,785	62,428		$(3,368,196)	(73,386)	$455,900	13,441
Class C	86,245	1,890	99,601	2,335		(340,065)	(7,411)	(154,219)	(3,186)
Class T	—	—	—	—		—	—	—	—
Class F-1	221,768	4,780	175,508	4,069		(358,306)	(7,764)	38,970	1,085
Class F-2	1,271,305	27,566	461,449	10,675		(1,265,283)	(27,747)	467,471	10,494
Class F-3	827,068	17,864	167,935	3,879		(379,996)	(8,281)	615,007	13,462
Class 529-A	156,197	3,372	179,073	4,156		(244,958)	(5,326)	90,312	2,202
Class 529-C	20,596	449	23,182	541		(77,115)	(1,668)	(33,337)	(678)
Class 529-E	5,050	109	6,520	151		(14,837)	(322)	(3,267)	(62)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	14,538	315	9,495	220		(17,422)	(377)	6,611	158
Class R-1	5,156	113	9,715	227		(22,399)	(488)	(7,528)	(148)
Class R-2	56,400	1,234	38,552	905		(121,144)	(2,664)	(26,192)	(525)
Class R-2E	10,799	235	3,043	71		(8,913)	(195)	4,929	111
Class R-3	118,495	2,581	89,284	2,082		(294,271)	(6,413)	(86,492)	(1,750)
Class R-4	105,832	2,284	88,088	2,043		(280,416)	(6,099)	(86,496)	(1,772)
Class R-5E	25,864	568	2,300	53		(8,594)	(184)	19,570	437
Class R-5	49,398	1,068	62,217	1,438		(476,004)	(9,969)	(364,389)	(7,463)
Class R-6	1,640,650	35,189	859,131	19,844		(870,663)	(19,030)	1,629,118	36,003
Total net increase (decrease)	$5,739,672	124,016	$4,974,879	115,117		$(8,148,582)	(177,324)	$2,565,969	61,809

30	Capital World Growth and Income Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended November 30, 2018

Class A	$2,531,228	49,244	$3,618,195	70,923		$(7,009,327)	(137,189)	$(859,904)	(17,022)
Class C	236,932	4,653	147,832	2,932		(841,836)	(16,539)	(457,072)	(8,954)
Class T	—	—	—	—		—	—	—	—
Class F-1	647,941	12,582	241,465	4,743		(1,045,994)	(20,439)	(156,588)	(3,114)
Class F-2	3,412,608	66,962	480,899	9,433		(1,505,227)	(29,550)	2,388,280	46,845
Class F-3	1,156,846	22,520	175,368	3,437		(508,390)	(9,964)	823,824	15,993
Class 529-A	499,747	9,652	232,574	4,574		(497,151)	(9,752)	235,170	4,474
Class 529-C	53,080	1,041	32,098	634		(328,997)	(6,345)	(243,819)	(4,670)
Class 529-E	12,156	238	8,595	170		(22,641)	(444)	(1,890)	(36)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	55,669	1,111	10,206	200		(28,347)	(554)	37,528	757
Class R-1	14,372	282	13,386	265		(48,645)	(963)	(20,887)	(416)
Class R-2	145,061	2,857	53,352	1,059		(289,325)	(5,712)	(90,912)	(1,796)
Class R-2E	20,121	394	3,295	65		(12,658)	(248)	10,758	211
Class R-3	319,214	6,254	128,901	2,545		(674,796)	(13,257)	(226,681)	(4,458)
Class R-4	312,340	6,084	127,953	2,515		(616,368)	(12,076)	(176,075)	(3,477)
Class R-5E	30,890	612	1,176	23		(6,416)	(126)	25,650	509
Class R-5	182,504	3,552	87,609	1,717		(325,484)	(6,342)	(55,371)	(1,073)
Class R-6	3,336,663	65,390	947,010	18,557		(1,010,699)	(19,777)	3,272,974	64,170
Total net increase (decrease)	$12,967,372	253,428	$6,309,915	123,792		$(14,772,301)	(289,277)	$4,504,986	87,943

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $18,968,568,000 and $12,882,921,000, respectively, during the six months ended May 31, 2019.

Capital World Growth and Income Fund	31

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
5/31/2019[4,5]	$47.80	$.55	$.63	$1.18
11/30/2018	53.02	1.11	(2.89)	(1.78)
11/30/2017	44.61	.93	9.79	10.72
11/30/2016	45.34	.96	.06	1.02
11/30/2015	47.87	.90	(2.38)	(1.48)
11/30/2014	44.68	1.20	3.00	4.20
Class C:
5/31/2019[4,5]	47.23	.36	.63	.99
11/30/2018	52.41	.70	(2.86)	(2.16)
11/30/2017	44.12	.55	9.66	10.21
11/30/2016	44.85	.61	.05	.66
11/30/2015	47.34	.52	(2.34)	(1.82)
11/30/2014	44.19	.83	2.96	3.79
Class T:
5/31/2019[4,5]	47.80	.60	.63	1.23
11/30/2018	53.03	1.22	(2.90)	(1.68)
11/30/2017[4,10]	46.73	.68	6.22	6.90
Class F-1:
5/31/2019[4,5]	47.69	.53	.62	1.15
11/30/2018	52.90	1.08	(2.88)	(1.80)
11/30/2017	44.53	.90	9.76	10.66
11/30/2016	45.25	.93	.08	1.01
11/30/2015	47.78	.89	(2.39)	(1.50)
11/30/2014	44.59	1.21	2.97	4.18
Class F-2:
5/31/2019[4,5]	47.76	.60	.63	1.23
11/30/2018	52.98	1.21	(2.88)	(1.67)
11/30/2017	44.59	1.05	9.76	10.81
11/30/2016	45.33	1.07	.05	1.12
11/30/2015	47.85	1.01	(2.37)	(1.36)
11/30/2014	44.67	1.23	3.07	4.30
Class F-3:
5/31/2019[4,5]	47.81	.63	.62	1.25
11/30/2018	53.03	1.27	(2.89)	(1.62)
11/30/2017[4,11]	45.54	.82	7.54	8.36

32	Capital World Growth and Income Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]

$(.50)	$(2.12)	$(2.62)	$46.36	2.87%[6]	$49,490		.76%[7]		2.36%[7]
(.93)	(2.51)	(3.44)	47.80	(3.69)	50,382		.75		2.17
(1.07)	(1.24)	(2.31)	53.02	24.96	56,786		.77		1.93
(1.04)	(.71)	(1.75)	44.61	2.42	50,454		.79		2.20
(1.05)	—	(1.05)	45.34	(3.12)	53,886		.77		1.93
(1.01)	—	(1.01)	47.87	9.52	57,559		.77		2.59

(.31)	(2.12)	(2.43)	45.79	2.47 [6]	1,781		1.55	[7]	1.55	[7]
(.51)	(2.51)	(3.02)	47.23	(4.45)	1,988		1.54		1.38
(.68)	(1.24)	(1.92)	52.41	23.95	2,675		1.56		1.14
(.68)	(.71)	(1.39)	44.12	1.60	2,938		1.59		1.41
(.67)	—	(.67)	44.85	(3.87)	3,757		1.57		1.13
(.64)	—	(.64)	47.34	8.65	4,582		1.57		1.82

(.55)	(2.12)	(2.67)	46.36	2.96 [6,8]	—	[9]	.55	[7,8]	2.57	[7,8]
(1.04)	(2.51)	(3.55)	47.80	(3.48)[8]	—	[9]	.53	[8]	2.38	[8]
(.60)	—	(.60)	53.03	14.86 [6,8]	—	[9]	.56	[7,8]	2.09	[7,8]

(.48)	(2.12)	(2.60)	46.24	2.82 [6]	3,246		.83	[7]	2.29	[7]
(.90)	(2.51)	(3.41)	47.69	(3.74)	3,295		.81		2.12
(1.05)	(1.24)	(2.29)	52.90	24.86	3,820		.83		1.87
(1.02)	(.71)	(1.73)	44.53	2.39	3,286		.83		2.14
(1.03)	—	(1.03)	45.25	(3.17)	3,791		.81		1.90
(.99)	—	(.99)	47.78	9.48	3,861		.81		2.62

(.55)	(2.12)	(2.67)	46.32	2.99 [6]	8,861		.55	[7]	2.58	[7]
(1.04)	(2.51)	(3.55)	47.76	(3.49)	8,636		.54		2.38
(1.18)	(1.24)	(2.42)	52.98	25.21	7,098		.55		2.17
(1.15)	(.71)	(1.86)	44.59	2.66	5,646		.55		2.45
(1.16)	—	(1.16)	45.33	(2.90)	4,244		.54		2.16
(1.12)	—	(1.12)	47.85	9.76	4,168		.53		2.66

(.57)	(2.12)	(2.69)	46.37	3.04 [6]	3,583		.45	[7]	2.70	[7]
(1.09)	(2.51)	(3.60)	47.81	(3.39)	3,050		.44		2.48
(.87)	—	(.87)	53.03	18.53 [6]	2,536		.45	[7]	1.93	[7]

See end of table for footnotes.

Capital World Growth and Income Fund	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
5/31/2019[4,5]	$47.63	$.53	$.63	$1.16
11/30/2018	52.84	1.07	(2.88)	(1.81)
11/30/2017	44.48	.90	9.74	10.64
11/30/2016	45.21	.92	.06	.98
11/30/2015	47.73	.86	(2.37)	(1.51)
11/30/2014	44.55	1.15	3.00	4.15
Class 529-C:
5/31/2019[4,5]	47.41	.35	.63	.98
11/30/2018	52.56	.67	(2.86)	(2.19)
11/30/2017	44.25	.52	9.70	10.22
11/30/2016	44.98	.58	.06	.64
11/30/2015	47.49	.49	(2.35)	(1.86)
11/30/2014	44.33	.79	2.99	3.78
Class 529-E:
5/31/2019[4,5]	47.55	.47	.64	1.11
11/30/2018	52.76	.96	(2.89)	(1.93)
11/30/2017	44.41	.79	9.73	10.52
11/30/2016	45.14	.82	.07	.89
11/30/2015	47.65	.75	(2.36)	(1.61)
11/30/2014	44.48	1.04	2.99	4.03
Class 529-T:
5/31/2019[4,5]	47.80	.58	.62	1.20
11/30/2018	53.02	1.19	(2.89)	(1.70)
11/30/2017[4,10]	46.73	.66	6.22	6.88
Class 529-F-1:
5/31/2019[4,5]	47.68	.58	.62	1.20
11/30/2018	52.90	1.18	(2.88)	(1.70)
11/30/2017	44.52	1.01	9.75	10.76
11/30/2016	45.25	1.02	.06	1.08
11/30/2015	47.78	.96	(2.37)	(1.41)
11/30/2014	44.60	1.25	3.00	4.25
Class R-1:
5/31/2019[4,5]	47.28	.36	.63	.99
11/30/2018	52.48	.70	(2.87)	(2.17)
11/30/2017	44.18	.55	9.69	10.24
11/30/2016	44.91	.62	.07	.69
11/30/2015	47.42	.54	(2.36)	(1.82)
11/30/2014	44.26	.84	2.98	3.82

34	Capital World Growth and Income Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]

$(.48)	$(2.12)	$(2.60)	$46.19	2.84%[6]	$3,293		.84%[7]		2.28%[7]
(.89)	(2.51)	(3.40)	47.63	(3.77)	3,291		.83		2.10
(1.04)	(1.24)	(2.28)	52.84	24.87	3,415		.84		1.86
(1.00)	(.71)	(1.71)	44.48	2.34	2,859		.87		2.12
(1.01)	—	(1.01)	45.21	(3.19)	2,936		.86		1.84
(.97)	—	(.97)	47.73	9.43	3,104		.86		2.50

(.30)	(2.12)	(2.42)	45.97	2.45 [6]	417		1.59	[7]	1.51	[7]
(.45)	(2.51)	(2.96)	47.41	(4.49)	462		1.59		1.32
(.67)	(1.24)	(1.91)	52.56	23.90	758		1.61		1.09
(.66)	(.71)	(1.37)	44.25	1.55	659		1.64		1.35
(.65)	—	(.65)	44.98	(3.95)	701		1.64		1.07
(.62)	—	(.62)	47.49	8.57	756		1.64		1.73

(.43)	(2.12)	(2.55)	46.11	2.72 [6]	116		1.06	[7]	2.05	[7]
(.77)	(2.51)	(3.28)	47.55	(3.98)	123		1.05		1.88
(.93)	(1.24)	(2.17)	52.76	24.58	138		1.06		1.63
(.91)	(.71)	(1.62)	44.41	2.11	117		1.09		1.90
(.90)	—	(.90)	45.14	(3.41)	122		1.09		1.61
(.86)	—	(.86)	47.65	9.16	130		1.09		2.27

(.53)	(2.12)	(2.65)	46.35	2.94 [6,8]	—	[9]	.60	[7,8]	2.51	[7,8]
(1.01)	(2.51)	(3.52)	47.80	(3.54)[8]	—	[9]	.59	[8]	2.32	[8]
(.59)	—	(.59)	53.02	14.81 [6,8]	—	[9]	.61	[7,8]	2.03	[7,8]

(.53)	(2.12)	(2.65)	46.23	2.94 [6]	173		.61	[7]	2.52	[7]
(1.01)	(2.51)	(3.52)	47.68	(3.55)	171		.60		2.32
(1.14)	(1.24)	(2.38)	52.90	25.14	149		.62		2.08
(1.10)	(.71)	(1.81)	44.52	2.56	115		.64		2.34
(1.12)	—	(1.12)	45.25	(2.99)	113		.64		2.07
(1.07)	—	(1.07)	47.78	9.66	114		.64		2.71

(.31)	(2.12)	(2.43)	45.84	2.48 [6]	178		1.54	[7]	1.57	[7]
(.52)	(2.51)	(3.03)	47.28	(4.46)	191		1.54		1.39
(.70)	(1.24)	(1.94)	52.48	23.99	234		1.54		1.16
(.71)	(.71)	(1.42)	44.18	1.65	223		1.55		1.44
(.69)	—	(.69)	44.91	(3.87)	257		1.54		1.16
(.66)	—	(.66)	47.42	8.69	302		1.54		1.83

See end of table for footnotes.

Capital World Growth and Income Fund	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
5/31/2019[4,5]	$47.15	$.36	$.62	$.98
11/30/2018	52.34	.70	(2.86)	(2.16)
11/30/2017	44.07	.55	9.66	10.21
11/30/2016	44.81	.62	.06	.68
11/30/2015	47.31	.56	(2.35)	(1.79)
11/30/2014	44.17	.85	2.96	3.81
Class R-2E:
5/31/2019[4,5]	47.59	.44	.62	1.06
11/30/2018	52.80	.86	(2.88)	(2.02)
11/30/2017	44.47	.69	9.75	10.44
11/30/2016	45.25	.73	.10	.83
11/30/2015	47.84	.72	(2.39)	(1.67)
11/30/2014[4,12]	47.71	.12	.21	.33
Class R-3:
5/31/2019[4,5]	47.45	.46	.64	1.10
11/30/2018	52.65	.93	(2.87)	(1.94)
11/30/2017	44.32	.77	9.72	10.49
11/30/2016	45.05	.82	.06	.88
11/30/2015	47.57	.75	(2.37)	(1.62)
11/30/2014	44.40	1.05	2.98	4.03
Class R-4:
5/31/2019[4,5]	47.67	.54	.63	1.17
11/30/2018	52.89	1.09	(2.89)	(1.80)
11/30/2017	44.51	.92	9.76	10.68
11/30/2016	45.24	.95	.06	1.01
11/30/2015	47.76	.89	(2.37)	(1.48)
11/30/2014	44.58	1.19	2.99	4.18
Class R-5E:
5/31/2019[4,5]	47.74	.60	.61	1.21
11/30/2018	52.96	1.20	(2.89)	(1.69)
11/30/2017	44.59	1.01	9.78	10.79
11/30/2016	45.34	1.01	.06	1.07
11/30/2015[4,13]	45.70	.02	(.38)	(.36)
Class R-5:
5/31/2019[4,5]	47.83	.60	.64	1.24
11/30/2018	53.05	1.25	(2.89)	(1.64)
11/30/2017	44.64	1.07	9.78	10.85
11/30/2016	45.37	1.10	.04	1.14
11/30/2015	47.90	1.03	(2.38)	(1.35)
11/30/2014	44.70	1.35	2.99	4.34

36	Capital World Growth and Income Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]

$(.31)	$(2.12)	$(2.43)	$45.70	2.46%[6]	$708		1.54%[7]		1.58%[7]
(.52)	(2.51)	(3.03)	47.15	(4.45)	755		1.54		1.38
(.70)	(1.24)	(1.94)	52.34	23.98	932		1.54		1.16
(.71)	(.71)	(1.42)	44.07	1.63	920		1.54		1.44
(.71)	—	(.71)	44.81	(3.82)	1,061		1.50		1.20
(.67)	—	(.67)	47.31	8.69	1,244		1.52		1.86

(.38)	(2.12)	(2.50)	46.15	2.62 [6]	61		1.24	[7]	1.89	[7]
(.68)	(2.51)	(3.19)	47.59	(4.15)	58		1.24		1.68
(.87)	(1.24)	(2.11)	52.80	24.34	53		1.24		1.42
(.90)	(.71)	(1.61)	44.47	1.98	16		1.23		1.68
(.92)	—	(.92)	45.25	(3.54)	1		1.19		1.54
(.20)	—	(.20)	47.84	.70 [6,8]	—	[9]	.30	[6,8]	.26	[6,8]

(.42)	(2.12)	(2.54)	46.01	2.71 [6]	1,561		1.09	[7]	2.02	[7]
(.75)	(2.51)	(3.26)	47.45	(4.02)	1,693		1.09		1.83
(.92)	(1.24)	(2.16)	52.65	24.54	2,114		1.09		1.60
(.90)	(.71)	(1.61)	44.32	2.10	1,909		1.10		1.88
(.90)	—	(.90)	45.05	(3.43)	2,246		1.09		1.61
(.86)	—	(.86)	47.57	9.18	2,629		1.09		2.28

(.49)	(2.12)	(2.61)	46.23	2.83 [6]	1,508		.79	[7]	2.32	[7]
(.91)	(2.51)	(3.42)	47.67	(3.72)	1,640		.79		2.13
(1.06)	(1.24)	(2.30)	52.89	24.93	2,003		.79		1.90
(1.03)	(.71)	(1.74)	44.51	2.40	1,748		.80		2.18
(1.04)	—	(1.04)	45.24	(3.13)	2,003		.79		1.91
(1.00)	—	(1.00)	47.76	9.49	2,275		.79		2.59

(.54)	(2.12)	(2.66)	46.29	2.96 [6]	56		.58	[7]	2.59	[7]
(1.02)	(2.51)	(3.53)	47.74	(3.53)	37		.58		2.37
(1.18)	(1.24)	(2.42)	52.96	25.17	14		.58		2.09
(1.11)	(.71)	(1.82)	44.59	2.54	9		.66		2.31
—	—	—	45.34	(.79)[6]	—	[9]	.02	[6]	.04	[6]

(.56)	(2.12)	(2.68)	46.39	3.01 [6]	745		.49	[7]	2.57	[7]
(1.07)	(2.51)	(3.58)	47.83	(3.44)	1,125		.49		2.44
(1.20)	(1.24)	(2.44)	53.05	25.29	1,305		.49		2.21
(1.16)	(.71)	(1.87)	44.64	2.71	1,117		.50		2.51
(1.18)	—	(1.18)	45.37	(2.84)	1,393		.49		2.21
(1.14)	—	(1.14)	47.90	9.83	1,509		.49		2.93

See end of table for footnotes.

Capital World Growth and Income Fund	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
5/31/2019[4,5]	$47.82	$.62	$.63	$1.25
11/30/2018	53.04	1.27	(2.89)	(1.62)
11/30/2017	44.64	1.08	9.79	10.87
11/30/2016	45.37	1.10	.07	1.17
11/30/2015	47.89	1.05	(2.37)	(1.32)
11/30/2014	44.70	1.31	3.04	4.35

	Six months ended May 31,	Year ended November 30
	2019[4,5,6]	2018	2017	2016	2015	2014
Portfolio turnover rate for all share classes	15%	49%	35%	35%	35%	36%

See notes to financial statements

38	Capital World Growth and Income Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets[2]

$(.57)	$(2.12)	$(2.69)	$46.38	3.04%[6]	$16,346	.44%[7]	2.69%[7]
(1.09)	(2.51)	(3.60)	47.82	(3.39)	15,132	.44	2.48
(1.23)	(1.24)	(2.47)	53.04	25.33	13,381	.45	2.23
(1.19)	(.71)	(1.90)	44.64	2.77	8,951	.45	2.52
(1.20)	—	(1.20)	45.37	(2.78)	7,390	.45	2.26
(1.16)	—	(1.16)	47.89	9.87	6,334	.44	2.83

[1]	Based on average shares outstanding.
[2]	For the year ended November 30, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.34 and .73 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.

Capital World Growth and Income Fund	39

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2018, through May 31, 2019).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

40	Capital World Growth and Income Fund

	Beginning account value 12/1/2018	Ending account value 5/31/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,028.68	$3.84	.76%
Class A – assumed 5% return	1,000.00	1,021.14	3.83	.76
Class C – actual return	1,000.00	1,024.73	7.82	1.55
Class C – assumed 5% return	1,000.00	1,017.20	7.80	1.55
Class T – actual return	1,000.00	1,029.61	2.78	.55
Class T – assumed 5% return	1,000.00	1,022.19	2.77	.55
Class F-1 – actual return	1,000.00	1,028.19	4.20	.83
Class F-1 – assumed 5% return	1,000.00	1,020.79	4.18	.83
Class F-2 – actual return	1,000.00	1,029.88	2.78	.55
Class F-2 – assumed 5% return	1,000.00	1,022.19	2.77	.55
Class F-3 – actual return	1,000.00	1,030.39	2.28	.45
Class F-3 – assumed 5% return	1,000.00	1,022.69	2.27	.45
Class 529-A – actual return	1,000.00	1,028.37	4.25	.84
Class 529-A – assumed 5% return	1,000.00	1,020.74	4.23	.84
Class 529-C – actual return	1,000.00	1,024.49	8.03	1.59
Class 529-C – assumed 5% return	1,000.00	1,017.00	8.00	1.59
Class 529-E – actual return	1,000.00	1,027.24	5.36	1.06
Class 529-E – assumed 5% return	1,000.00	1,019.65	5.34	1.06
Class 529-T – actual return	1,000.00	1,029.39	3.04	.60
Class 529-T – assumed 5% return	1,000.00	1,021.94	3.02	.60
Class 529-F-1 – actual return	1,000.00	1,029.40	3.09	.61
Class 529-F-1 – assumed 5% return	1,000.00	1,021.89	3.07	.61
Class R-1 – actual return	1,000.00	1,024.84	7.77	1.54
Class R-1 – assumed 5% return	1,000.00	1,017.25	7.75	1.54
Class R-2 – actual return	1,000.00	1,024.64	7.77	1.54
Class R-2 – assumed 5% return	1,000.00	1,017.25	7.75	1.54
Class R-2E – actual return	1,000.00	1,026.24	6.26	1.24
Class R-2E – assumed 5% return	1,000.00	1,018.75	6.24	1.24
Class R-3 – actual return	1,000.00	1,027.08	5.51	1.09
Class R-3 – assumed 5% return	1,000.00	1,019.50	5.49	1.09
Class R-4 – actual return	1,000.00	1,028.34	3.99	.79
Class R-4 – assumed 5% return	1,000.00	1,020.99	3.98	.79
Class R-5E – actual return	1,000.00	1,029.58	2.93	.58
Class R-5E – assumed 5% return	1,000.00	1,022.04	2.92	.58
Class R-5 – actual return	1,000.00	1,030.09	2.48	.49
Class R-5 – assumed 5% return	1,000.00	1,022.49	2.47	.49
Class R-6 – actual return	1,000.00	1,030.42	2.23	.44
Class R-6 – assumed 5% return	1,000.00	1,022.74	2.22	.44

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Capital World Growth and Income Fund	41

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42	Capital World Growth and Income Fund

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Capital World Growth and Income Fund	43

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	Capital World Growth and Income Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete May 31, 2019, portfolio of Capital World Growth and Income Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital World Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder® and SMALLCAP World Fund®, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital World Growth and Income Fund®

Investment portfolio

May 31, 2019

unaudited

Common stocks 91.96% Information technology 14.71%	Shares	Value (000)
Broadcom Inc.	8,773,398	$2,207,738
Microsoft Corp.	14,567,500	1,801,708
Samsung Electronics Co., Ltd.1	29,752,000	1,056,120
Intel Corp.	23,167,000	1,020,275
Taiwan Semiconductor Manufacturing Co., Ltd.1	131,556,000	974,422
Mastercard Inc., Class A	3,304,072	830,941
ASML Holding NV1	3,520,428	663,369
Micron Technology, Inc.2	15,865,706	517,381
SK hynix, Inc.1	9,050,000	491,677
Texas Instruments Inc.	4,196,185	437,704
Accenture PLC, Class A	1,961,000	349,195
Visa Inc., Class A	2,120,000	342,020
ServiceNow, Inc.2	946,640	247,953
Applied Materials, Inc.	6,151,000	237,982
Apple Inc.	1,351,236	236,561
Amadeus IT Group SA, Class A, non-registered shares1	2,310,100	176,041
Jack Henry & Associates, Inc.	1,310,000	171,898
Tokyo Electron Ltd.1	1,265,000	170,057
Sabre Corp.	7,668,912	155,526
Keyence Corp.1	273,400	153,358
Adobe Inc.2	563,000	152,517
Xiaomi Corp., Class B1,2	119,749,152	145,876
Tableau Software, Inc., Class A2	1,139,700	128,182
EPAM Systems, Inc.2	599,000	103,381
Murata Manufacturing Co., Ltd.1	2,113,900	91,309
Worldpay, Inc., Class A2	685,000	83,323
RingCentral, Inc., Class A2	653,000	78,262
Capgemini SE1	670,000	74,765
Telefonaktiebolaget LM Ericsson, Class B1	6,230,000	60,130
Infosys Ltd.1	5,244,876	55,382
Zendesk, Inc.2	626,000	52,740
Worldline SA, non-registered shares1,2	870,000	52,285
Temenos AG1	297,000	51,586
Ceridian HCM Holding Inc.2	970,000	47,705
AAC Technologies Holdings Inc.1	7,301,282	38,662
Largan Precision Co., Ltd.1	272,000	32,266
Western Union Co.	1,408,000	27,315
QUALCOMM Inc.	379,000	25,325
salesforce.com, inc.2	34,900	5,284
TE Connectivity Ltd.	24,200	2,038
		13,550,259
Health care 12.65%
AbbVie Inc.	23,578,216	1,808,685
UnitedHealth Group Inc.	6,095,250	1,473,832
Novartis AG1	14,986,000	1,287,042
Abbott Laboratories	14,086,400	1,072,398

Capital World Growth and Income Fund — Page 1 of 10

unaudited

Common stocks (continued) Health care (continued)	Shares	Value (000)
Thermo Fisher Scientific Inc.	2,983,000	$796,401
Amgen Inc.	4,465,689	744,430
Stryker Corp.	3,123,500	572,350
Gilead Sciences, Inc.	7,633,202	475,167
Pfizer Inc.	8,945,000	371,397
AstraZeneca PLC1	4,775,000	352,358
Boston Scientific Corp.2	7,400,000	284,234
Daiichi Sankyo Co., Ltd.1	5,775,600	279,183
Merck & Co., Inc.	3,083,300	244,228
Johnson & Johnson	1,545,000	202,627
Koninklijke Philips NV1	4,856,000	191,334
Centene Corp.2	3,183,000	183,818
Alcon Inc.1,2	2,629,200	152,907
Cigna Corp.	948,561	140,406
Coloplast A/S, Class B1	1,260,000	134,291
Illumina, Inc.2	355,382	109,070
M3, Inc.1	5,478,000	103,054
Bluebird Bio, Inc.2	857,700	102,855
Humana Inc.	415,000	101,617
Chugai Pharmaceutical Co., Ltd.1	1,330,700	88,679
Teva Pharmaceutical Industries Ltd. (ADR)2	10,196,590	88,201
GlaxoSmithKline PLC1	4,096,320	79,099
Vertex Pharmaceuticals Inc.2	375,000	62,318
NMC Health PLC1	1,965,000	56,115
Zoetis Inc., Class A	467,000	47,190
Hypera SA, ordinary nominative	6,105,000	47,017
		11,652,303
Financials 12.36%
AIA Group Ltd.1	122,014,896	1,143,083
CME Group Inc., Class A	5,892,980	1,132,159
Prudential PLC1	39,023,799	777,608
Kotak Mahindra Bank Ltd.1	35,452,279	774,523
Zurich Insurance Group AG1	2,275,377	737,237
HDFC Bank Ltd.1,2	13,580,526	473,097
HDFC Bank Ltd. (ADR)	540,900	67,158
JPMorgan Chase & Co.	5,032,500	533,244
Barclays PLC1	267,814,415	506,195
Sberbank of Russia PJSC (ADR)1	33,056,600	473,979
China Construction Bank Corp., Class H1	498,686,000	393,493
Ping An Insurance (Group) Co. of China, Ltd., Class H1	28,631,500	315,204
Ping An Insurance (Group) Co. of China, Ltd., Class A1	3,521,594	40,142
American International Group, Inc.	6,059,742	309,471
Nasdaq, Inc.	2,831,231	256,623
B3 SA - Brasil, Bolsa, Balcao	27,177,300	253,284
DBS Group Holdings Ltd.1	13,753,554	242,977
Bank of China Ltd., Class H1	499,930,000	206,800
Deutsche Boerse AG1	1,412,805	195,292
Aon PLC, Class A	1,005,000	180,970
Intercontinental Exchange, Inc.	2,025,000	166,475
Sampo Oyj, Class A1	3,687,102	159,493
London Stock Exchange Group PLC1	2,255,000	150,243
Discover Financial Services	2,010,000	149,846
Toronto-Dominion Bank (CAD denominated)	2,365,000	129,309
Julius Baer Group Ltd.1	3,183,351	125,769

Capital World Growth and Income Fund — Page 2 of 10

unaudited

Common stocks (continued) Financials (continued)	Shares	Value (000)
Standard Life Aberdeen PLC1	34,606,233	$116,868
Sony Financial Holdings Inc.1	4,741,400	104,579
BNP Paribas SA1	2,156,000	98,266
BOC Hong Kong (Holdings) Ltd.1	25,000,000	95,774
FinecoBank SpA1	7,750,000	80,067
Bank of Montreal	1,101,610	79,972
Bankia, SA1	31,272,478	78,922
Principal Financial Group, Inc.	1,430,000	73,745
St. James’s Place PLC1	5,557,000	73,654
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México, Class B	9,750,000	71,370
Housing Development Finance Corp. Ltd.1	2,105,838	65,964
MarketAxess Holdings Inc.	215,500	64,180
ABN AMRO Group NV, depository receipts1	3,018,000	63,695
Hana Financial Group Inc.1	2,030,000	61,729
Standard Bank Group Ltd.1	3,720,000	50,695
Société Générale1	1,887,730	47,259
UBS Group AG1	3,819,200	43,937
Credit Suisse Group AG1	3,407,000	38,604
Hiscox Ltd.1	1,791,160	37,086
UniCredit SpA1	2,900,000	32,905
Marsh & McLennan Companies, Inc.	245,600	23,479
Blackstone Group LP	590,000	22,332
HDFC Life Insurance Co. Ltd.1	3,135,474	19,914
Lloyds Banking Group PLC1	25,035,000	18,071
Chubb Ltd.	118,300	17,280
KB Financial Group Inc.1	345,766	12,745
		11,386,766
Consumer discretionary 10.18%
Amazon.com, Inc.2	511,900	908,658
LVMH Moët Hennessy-Louis Vuitton SE1	2,323,700	880,421
Home Depot, Inc.	4,548,500	863,533
Ocado Group PLC1,2,3	41,916,497	633,849
Alibaba Group Holding Ltd. (ADR)2	4,024,400	600,682
Hyundai Motor Co.1	4,636,913	523,078
Daimler AG1	9,063,750	470,244
NIKE, Inc., Class B	5,318,128	410,240
General Motors Co.	11,282,000	376,142
Marriott International, Inc., Class A	2,930,431	365,835
adidas AG1	981,000	280,760
Norwegian Cruise Line Holdings Ltd.2	4,362,000	238,645
MercadoLibre, Inc.2	357,900	204,189
McDonald’s Corp.	1,000,000	198,270
Wynn Macau, Ltd.1	89,294,800	189,923
Shimano Inc.1	1,151,200	176,293
Kering SA1	296,000	153,756
Naspers Ltd., Class N1	678,000	151,979
Restaurant Brands International Inc. (CAD denominated)	2,300,000	151,382
EssilorLuxottica1	1,043,400	119,676
Carnival Corp., units	2,292,200	117,338
Bayerische Motoren Werke AG1	1,659,100	114,915
Industria de Diseño Textil, SA1	4,259,300	114,359
Eicher Motors Ltd.1	350,000	100,840
Ryohin Keikaku Co., Ltd.1	534,000	96,395
Lowe’s Companies, Inc.	1,017,000	94,866

Capital World Growth and Income Fund — Page 3 of 10

unaudited

Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Sony Corp.1	1,941,000	$93,361
Domino’s Pizza, Inc.	305,700	85,443
Dollar Tree Stores, Inc. (USA)2	830,000	84,320
Meituan Dianping, Class B1,2	10,901,000	84,043
Flutter Entertainment PLC1	1,066,769	75,977
Nokian Renkaat Oyj1	2,661,000	75,902
Compass Group PLC1	2,934,000	66,388
Hyundai Mobis Co., Ltd.1	320,007	58,193
InterContinental Hotels Group PLC1	794,459	51,335
Just Eat PLC1,2	6,550,000	49,693
Las Vegas Sands Corp.	612,000	33,660
Li & Fung Ltd.1	209,500,000	30,671
Melco Resorts & Entertainment Ltd. (ADR)	1,431,000	27,618
Merlin Entertainments PLC1	5,751,770	27,524
		9,380,396
Communication services 8.47%
Alphabet Inc., Class A2	696,700	770,898
Alphabet Inc., Class C2	600,917	663,190
Facebook, Inc., Class A2	8,066,000	1,431,473
Netflix, Inc.2	4,062,540	1,394,589
Verizon Communications Inc.	7,816,000	424,800
Altice USA, Inc., Class A	13,039,084	306,288
Altice USA, Inc., Class B1	1,616,182	37,964
SoftBank Group Corp.1	3,536,200	331,798
SK Telecom Co., Ltd.1	1,580,000	331,681
Activision Blizzard, Inc.	6,543,500	283,792
LG Uplus Corp.1,3	21,944,385	256,707
Tencent Holdings Ltd.1	6,141,000	254,673
Comcast Corp., Class A	4,750,000	194,750
Nintendo Co., Ltd.1	520,900	184,189
Yandex NV, Class A2	5,076,000	182,330
ITV PLC1	131,718,476	178,244
NetEase, Inc. (ADR)	514,300	127,860
ProSiebenSat.1 Media SE1,2	7,554,000	122,831
Cellnex Telecom, SA, non-registered shares1	3,107,631	109,145
United Internet AG1	2,483,350	88,876
Nippon Telegraph and Telephone Corp.1	1,691,000	75,672
Ubisoft Entertainment SA1,2	384,000	31,489
KDDI Corp.1	912,000	23,425
		7,806,664
Industrials 7.93%
Airbus SE, non-registered shares1	9,276,270	1,192,001
Lockheed Martin Corp.	1,908,000	645,934
CSX Corp.	8,128,860	605,356
Northrop Grumman Corp.	1,555,000	471,554
Aena SME, SA, non-registered shares1	1,974,943	363,217
Boeing Co.	994,730	339,810
Stanley Black & Decker, Inc.	2,486,000	316,269
VINCI SA1	3,103,064	306,294
General Dynamics Corp.	1,645,000	264,549
International Consolidated Airlines Group, SA (CDI)1	40,208,565	228,189
Honeywell International Inc.	1,375,000	225,926
Union Pacific Corp.	1,343,000	223,986

Capital World Growth and Income Fund — Page 4 of 10

unaudited

Common stocks (continued) Industrials (continued)	Shares	Value (000)
MTU Aero Engines AG1	952,800	$206,018
Safran SA1	1,535,000	201,451
ASSA ABLOY AB, Class B1	9,425,900	183,316
CCR SA, ordinary nominative	44,348,044	151,106
Komatsu Ltd.1	6,450,000	141,785
J.B. Hunt Transport Services, Inc.	1,662,400	141,537
TransDigm Group Inc.2	315,000	138,899
SMC Corp.1	424,900	138,653
Melrose Industries PLC1	62,364,611	128,924
Recruit Holdings Co., Ltd.1	3,559,000	113,550
3M Co.	600,000	95,850
BAE Systems PLC1	14,723,700	84,342
Bunzl PLC1	3,139,700	84,032
NGK Insulators, Ltd.1	6,061,300	81,834
DSV A/S1	606,000	53,894
Thales SA1	470,000	51,668
L3 Technologies, Inc.	211,000	51,075
Jardine Matheson Holdings Ltd.1	687,000	44,059
ALD SA1	2,103,000	32,036
		7,307,114
Energy 6.94%
Royal Dutch Shell PLC, Class B1	27,078,000	844,326
Royal Dutch Shell PLC, Class A (GBP denominated)1	18,441,110	574,597
Royal Dutch Shell PLC, Class B (ADR)	344,800	21,674
Royal Dutch Shell PLC, Class A (ADR)	45,689	2,824
Royal Dutch Shell PLC, Class A (EUR denominated)1	15,502	481
Canadian Natural Resources, Ltd. (CAD denominated)	26,740,148	722,317
Canadian Natural Resources, Ltd.	1,467,000	39,594
EOG Resources, Inc.	6,113,800	500,598
TC Energy Corp.	10,171,909	495,877
Gazprom PJSC (ADR)1	71,165,000	465,126
Exxon Mobil Corp.	6,269,000	443,657
TOTAL SA1	8,223,684	425,389
BP PLC1	59,239,706	401,770
CNOOC Ltd.1	129,335,000	210,264
Enbridge Inc. (CAD denominated)	3,920,000	144,317
Enbridge Inc.	1,220,000	44,982
Chevron Corp.	1,500,000	170,775
Suncor Energy Inc.	4,750,000	146,373
Noble Energy, Inc.	6,175,000	132,145
ConocoPhillips	1,770,000	104,359
Occidental Petroleum Corp.	2,015,000	100,286
Galp Energia, SGPS, SA, Class B1	6,227,295	93,508
China Petroleum & Chemical Corp., Class H1	121,900,000	81,047
ONEOK, Inc.	1,218,526	77,523
Oil Search Ltd.1	10,469,423	51,039
Halliburton Co.	2,379,000	50,649
Kinder Morgan, Inc.	2,155,632	43,005
		6,388,502
Consumer staples 6.75%
British American Tobacco PLC1	31,436,430	1,091,280
British American Tobacco PLC (ADR)	5,435,983	188,466
Nestlé SA1	11,537,713	1,145,896

Capital World Growth and Income Fund — Page 5 of 10

unaudited

Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Altria Group, Inc.	17,075,500	$837,724
Philip Morris International Inc.	6,523,500	503,158
Pernod Ricard SA1	2,170,040	381,732
Keurig Dr Pepper Inc.	11,193,000	315,531
Kirin Holdings Co., Ltd.1	12,108,300	262,625
Imperial Brands PLC1	9,678,000	234,513
Thai Beverage PCL1	321,873,400	189,450
Constellation Brands, Inc., Class A	1,012,000	178,567
Coca-Cola Co.	3,372,900	165,711
Treasury Wine Estates Ltd.1	15,286,000	158,228
Sysco Corp.	1,865,000	128,349
Anheuser-Busch InBev SA/NV1	1,282,427	104,319
Coca-Cola European Partners PLC	1,311,997	72,685
Kao Corp.1	922,000	71,687
Hormel Foods Corp.	1,602,000	63,263
Wal-Mart de México, SAB de CV, Series V	21,689,178	61,209
Kroger Co.	1,505,600	34,343
Kweichow Moutai Co., Ltd., Class A1	255,978	32,799
		6,221,535
Materials 4.13%
Vale SA, ordinary nominative	53,808,253	671,926
Vale SA, ordinary nominative (ADR)	25,358,312	316,218
Rio Tinto PLC1	10,712,000	615,397
Akzo Nobel NV1	3,420,343	288,109
Linde PLC	1,373,009	247,897
Asahi Kasei Corp.1	22,033,608	226,697
Freeport-McMoRan Inc.	17,702,100	171,887
Alcoa Corp.2	7,766,193	164,566
Fortescue Metals Group Ltd.1	23,222,981	128,718
BHP Group PLC1	5,612,300	126,462
DuPont de Nemours Inc.2	4,071,000	124,247
Air Liquide SA, non-registered shares1	961,380	119,550
Teck Resources Ltd., Class B	5,803,000	117,941
Sherwin-Williams Co.	260,000	109,057
CRH PLC1	2,592,332	81,100
Yara International ASA1	1,805,000	77,451
Koninklijke DSM NV1	648,252	72,853
LafargeHolcim Ltd.1	1,260,000	60,298
Alrosa PJSC1	29,810,000	40,162
BASF SE1	542,440	35,818
Dow Inc.	208,560	9,752
		3,806,106
Utilities 4.05%
Enel SpA1	74,390,000	463,545
Iberdrola, SA, non-registered shares1	42,957,155	399,608
E.ON SE1	33,016,417	344,831
China Resources Gas Group Ltd.1	57,764,000	276,197
Naturgy Energy Group, SA1	9,668,227	275,559
Public Service Enterprise Group Inc.	4,480,000	263,245
Ørsted AS1	2,693,585	214,593
DTE Energy Co.	1,607,000	201,630
Dominion Energy, Inc.	2,500,000	187,950
ENGIE SA, bonus shares1	11,664,075	162,635

Capital World Growth and Income Fund — Page 6 of 10

unaudited

Common stocks (continued) Utilities (continued)	Shares	Value (000)
ENGIE SA1	1,642,010	$22,895
CMS Energy Corp.	3,046,000	170,911
Sempra Energy	1,100,000	144,595
SSE PLC1	10,205,729	139,543
Power Grid Corp. of India Ltd.1	32,019,000	87,190
China Gas Holdings Ltd.1	26,582,800	85,313
ENN Energy Holdings Ltd.1,2	9,145,000	82,059
Guangdong Investment Ltd.1	41,480,000	81,521
NextEra Energy, Inc.	349,502	69,275
National Grid PLC1	5,635,087	56,591
		3,729,686
Real estate 3.79%
American Tower Corp. REIT	2,563,000	535,077
Link Real Estate Investment Trust REIT1	30,618,002	367,054
Crown Castle International Corp. REIT	2,771,000	360,258
Digital Realty Trust, Inc. REIT	2,819,000	331,853
China Overseas Land & Investment Ltd.1	86,618,000	299,907
Daito Trust Construction Co., Ltd.1	2,195,790	285,738
China Resources Land Ltd.1	59,382,000	240,833
Longfor Group Holdings Ltd.1	55,236,000	201,911
Simon Property Group, Inc. REIT	1,200,800	194,638
Sun Hung Kai Properties Ltd.1	9,487,500	149,969
Sino Land Co. Ltd.1	92,610,000	147,813
SM Prime Holdings, Inc.1	187,356,966	142,929
American Campus Communities, Inc. REIT	1,987,279	92,051
Fibra Uno Administración, SA de CV REIT	65,265,000	83,751
Vonovia SE1	1,100,000	57,694
		3,491,476
Total common stocks (cost: $68,739,781,000)		84,720,807
Preferred securities 0.84% Financials 0.43%
Banco Bradesco SA, preferred nominative	26,980,000	254,402
Itaú Unibanco Holding SA, preferred nominative (ADR)	9,693,500	86,272
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative2	2,211,000	29,959
Fannie Mae, Series S, 8.25% noncumulative2	2,138,000	29,269
		399,902
Consumer discretionary 0.20%
Volkswagen AG, nonvoting preferred shares1	1,185,000	184,890
Energy 0.14%
Petróleo Brasileiro SA (Petrobras), preferred nominative	13,128,000	85,480
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	2,942,000	38,187
		123,667
Health care 0.07%
Grifols, SA, Class B, nonvoting preferred, non-registered shares1	3,859,000	68,252
Total preferred securities (cost: $664,867,000)		776,711

Capital World Growth and Income Fund — Page 7 of 10

unaudited

Convertible stocks 0.10% Health care 0.05%	Shares	Value (000)
Danaher Corp., Series A, 4.75% cumulative convertible preferred 2022	45,419	$47,823
Real estate 0.05%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	36,300	43,042
Total convertible stocks (cost: $83,134,000)		90,865
Bonds, notes & other debt instruments 0.58% Corporate bonds & notes 0.37% Health care 0.14%	Principal amount (000)
Teva Pharmaceutical Finance Co. BV 6.00% 2024	$ 85,907	79,786
Teva Pharmaceutical Finance Co. BV 3.15% 2026	59,700	45,484
		125,270
Communication services 0.11%
CenturyLink, Inc. 7.50% 2024	7,016	7,507
CenturyLink, Inc., Series T, 5.80% 2022	20,048	20,499
Sprint Corp. 11.50% 2021	33,950	38,742
T-Mobile US, Inc. 6.375% 2025	7,105	7,370
T-Mobile US, Inc. 6.50% 2026	22,126	23,398
		97,516
Financials 0.06%
Lloyds Banking Group PLC, junior subordinated, preference shares, 6.657% (undated) (3-month USD-LIBOR + 1.27% on 5/21/2037)4,5	30,300	31,550
Turkiye Garanti Bankasi AS 5.875% 2023	8,996	8,409
Turkiye Garanti Bankasi AS 6.125% 20275	22,000	17,490
		57,449
Energy 0.04%
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)5	36,500	37,384
Consumer staples 0.02%
JBS Investments GmbH II 7.00% 20264	20,000	21,025
Total corporate bonds & notes		338,644
Bonds & notes of governments & government agencies outside the U.S. 0.18%
Argentine Republic (Argentina Central Bank 7D Repo Reference Rate) 54.47% 20206	ARS41,296	948
Colombia (Republic of), Series B, 7.50% 2026	COP80,150,000	25,599
India (Republic of) 8.60% 2028	INR1,220,300	19,134
Indonesia (Republic of), Series 68, 8.375% 2034	IDR530,800,000	37,283
Turkey (Republic of) 7.10% 2023	TRY187,352	20,808
Turkey (Republic of) 9.00% 2024	79,648	9,051
United Mexican States, Series M, 8.00% 2023	MXN1,013,000	52,054
		164,877
U.S. Treasury bonds & notes 0.03% U.S. Treasury 0.03%
U.S. Treasury 1.50% 2019	$30,000	29,897
Total U.S. Treasury bonds & notes		29,897
Total bonds, notes & other debt instruments (cost: $520,334,000)		533,418

Capital World Growth and Income Fund — Page 8 of 10

unaudited

Short-term securities 6.19% Money market investments 5.97%	Shares	Value (000)
Capital Group Central Cash Fund	55,001,428	$5,500,143
Other short-term securities 0.22%	Principal amount (000)
Argentinian Treasury Bills (98.12%)–9.41% due 6/28/2019–2/28/2020	ARS8,246,666	200,940
Total short-term securities (cost: $5,720,086,000)		5,701,083
Total investment securities 99.67% (cost: $75,728,202,000)		91,822,884
Other assets less liabilities 0.33%		300,248
Net assets 100.00%		$92,123,132

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 5/31/2019 (000)
Purchases (000)	Sales (000)
USD182,690	GBP140,000	HSBC Bank	6/13/2019	$5,575

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $38,680,529,000, which represented 41.99% of the net assets of the fund. This amount includes $38,479,930,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $52,575,000, which represented .06% of the net assets of the fund.
5	Step bond; coupon rate may change at a later date.
6	Coupon rate may change periodically.

Key to abbreviations and symbol
ADR = American Depositary Receipts	IDR = Indonesian rupiah
ARS = Argentine pesos	INR = Indian rupees
CAD = Canadian dollars	LIBOR = London Interbank Offered Rate
CDI = CREST Depository Interest	MXN = Mexican pesos
COP = Colombian pesos	TRY = Turkish lira
EUR = Euros	USD/$ = U.S. dollars
GBP = British pounds

Capital World Growth and Income Fund — Page 9 of 10

unaudited

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2019 Capital Group. All rights reserved.

MFGEFPX-033-0719O-S73131	Capital World Growth and Income Fund — Page 10 of 10

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: July 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: July 31, 2019

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: July 31, 2019